Summary Of Significant Accounting Polices - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	May 30, 2019 USD ($) shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 $ / shares
Accounting Policies [Line Items]
Exchange gains/(losses)		¥ (4,136)		¥ (7,068)	¥ 8,805
Other comprehensive income/(loss), Foreign currency translation adjustments		¥ 105,433	$ 14,890	55,440	(81,141)
Convenience translation exchange rate (RMB per US $1.00)		7.0808
Inventory write downs		¥ 0		0	2,202
Aggregate amount of transaction price allocated to remaining performance obligations		0		0
Marketing expenses		73,795		104,311	249,993
Government grants received		13,938		13,430	2,646
Capital leases		¥ 0		0
Repurchase of ordinary shares shares | shares		10,456,075	10,456,075
Repurchase of ordinary shares value		¥ 6,566	$ 951
Employee benefit expenses		¥ 55,833		76,252	101,615
Minimum percentage, appropriation to the statutory surplus fund of the after-tax profits		10.00%	10.00%
Maximum percentage of the registered capital where appropriation is not required		50.00%	50.00%
Class A Ordinary Shares
Accounting Policies [Line Items]
Number of ordinary shares represented by each ADS | shares	25
Statutory Reserves
Accounting Policies [Line Items]
Appropriations to statutory surplus fund and other reserve funds		¥ 155		¥ 496	¥ 1,067
American Depository Shares [Member]
Accounting Policies [Line Items]
Repurchase of ordinary shares shares | shares		418,243	418,243
Stock repurchase authorized value | $	$ 15,000
Repurchase of ordinary shares value		¥ 6,566	$ 951
Stock Repurchase Weighted Average Price | $ / shares						$ 2.27
Maximum
Accounting Policies [Line Items]
Loan receivable term		12 months	12 months
Operating lease agreements, initial lease term		3 years
Minimum
Accounting Policies [Line Items]
Loan receivable term		1 month	1 month